The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity: (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	R$ 36,077	R$ 727
Liquidity risk [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	(36,077)
Liquidity risk [member] | Exchange rate variation on other liabilities
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	24,178,602
Cash flow contracted	39,715,036
Liquidity risk [member] | Exchange rate variation on other liabilities | Not later than one year [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	3,441,569
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than one year and not later than two years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	530,504
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than two years and not later than three years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	3,948,651
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than three years and not later than four years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	3,011,583
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than four years and not later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,812,210
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	26,970,519
Liquidity risk [member] | Principal [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cash flow contracted	26,996,059
Liquidity risk [member] | Principal [Member] | Not later than one year [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,226,146
Liquidity risk [member] | Principal [Member] | Later than one year and not later than two years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	400,000
Liquidity risk [member] | Principal [Member] | Later than two years and not later than three years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,839,213
Liquidity risk [member] | Principal [Member] | Later than three years and not later than four years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,054,081
Liquidity risk [member] | Principal [Member] | Later than four years and not later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	907,058
Liquidity risk [member] | Principal [Member] | Later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	18,569,561
Liquidity risk [member] | Interest [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cash flow contracted	12,718,977
Liquidity risk [member] | Interest [Member] | Not later than one year [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,215,423
Liquidity risk [member] | Interest [Member] | Later than one year and not later than two years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	130,504
Liquidity risk [member] | Interest [Member] | Later than two years and not later than three years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,109,438
Liquidity risk [member] | Interest [Member] | Later than three years and not later than four years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	957,502
Liquidity risk [member] | Interest [Member] | Later than four years and not later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	905,152
Liquidity risk [member] | Interest [Member] | Later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	8,400,958
Liquidity risk [member] | Trade Accounts Payable [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	11,089,196
Cash flow contracted	11,195,643
Liquidity risk [member] | Trade Accounts Payable [Member] | Not later than one year [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	11,183,638
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than one year and not later than two years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	3,272
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than two years and not later than three years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	5,778
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than three years and not later than four years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,849
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than four years and not later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	106
Liquidity risk [member] | Supply Chain Finance [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,889,219
Cash flow contracted	1,917,319
Liquidity risk [member] | Supply Chain Finance [Member] | Not later than one year [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,917,319
Liquidity risk [member] | Lease liabilities [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,555,210
Cash flow contracted	3,214,065
Liquidity risk [member] | Lease liabilities [member] | Not later than one year [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	519,189
Liquidity risk [member] | Lease liabilities [member] | Later than one year and not later than two years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	144,233
Liquidity risk [member] | Lease liabilities [member] | Later than two years and not later than three years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	515,998
Liquidity risk [member] | Lease liabilities [member] | Later than three years and not later than four years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	405,335
Liquidity risk [member] | Lease liabilities [member] | Later than four years and not later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	311,068
Liquidity risk [member] | Lease liabilities [member] | Later than five years [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,318,242
Liquidity risk [member] | Interest Rate Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	36,077
Cash flow contracted	36,077
Liquidity risk [member] | Interest Rate Derivatives [Member] | Later than five years [member] | Cash Flow Hedges Derivative Instruments [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	36,077
Liquidity risk [member] | Currency swap contract [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	82,654
Cash flow contracted	82,654
Liquidity risk [member] | Currency swap contract [member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	82,654
Liquidity risk [member] | Commodities Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	94,094
Cash flow contracted	94,094
Liquidity risk [member] | Commodities Derivatives [Member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	94,094
Liquidity risk [member] | Currency Swap Contract One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	9,399
Cash flow contracted	9,399
Liquidity risk [member] | Currency Swap Contract One [Member] | Not later than one year [member] | Not Designated Cash Flow Hedges [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	R$ 9,399